UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2015

Item 1. Reports to Stockholders

This filing is on behalf of one of the six series of portfolios of SunAmerica Series, Inc.

ANNUAL REPORT 2015

SunAmerica Series, Inc.

■  Focused Dividend Strategy II Portfolio

Table of Contents

A Message from the President	1
Expense Example	2
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Portfolio of Investments	9
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	20
Approval of the Investment Advisory and Management Agreement	21
Director and Officer Information	25
Shareholder Tax Information	28

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this update for the Focused Dividend Strategy II Portfolio, a series of SunAmerica Series, Inc., for the 4-month period ended October 31, 2015.

As the annual period began in November 2014, the nearly six-year-old global stock rally marched on, and it continued through the end of 2014 and into the first quarter of 2015. There was no shortage of headlines for investors to worry about: Ebola fears escalated; Japan's and Brazil's recessions deepened; tensions in Ukraine heightened; Europe's economy remained near stalling speed; Russia faced a currency crisis; oil prices plunged; fears about Greece's future in the European Union resurfaced; and Chinese manufacturing data disappointed. However, there were a few bright spots in the global landscape. The U.S. economy continued to experience solid growth, and Europe furthered its accommodative monetary policy and presented encouraging economic data, including positive trends in manufacturing, exports and economic sentiment.

The climb of global equities ended in the second quarter of 2015 when it declined for the first time in 12 quarters. Late in the second quarter of 2015, the Greek debt crisis took center stage. Negotiations between top Greek officials and creditors broke down, and on June 30, 2015, Greece officially defaulted on a 1.6 billion euro repayment to the International Monetary Fund. The third quarter of 2015 was even worse for global equities, as prices tumbled. Early in the third quarter of 2015, Greece's default on its payment and the Greek citizens' rejection of the creditors' final terms dominated the global market narrative. However, by the end of the third quarter of 2015, the Greek debt crisis was firmly in the rearview mirror, and the China-induced sell-off and the U.S. Federal Reserve's (the "Fed's") interest rate hike timing were foremost in investors' minds. The unexpected devaluation in China's currency further rattled global equity markets, triggering concerns about global disinflationary trends, a weaker than anticipated global economic growth backdrop and a competitive currency devaluation race. During September 2015, Chinese manufacturing activity fell to its lowest level since 2009. The details pointed to softness in both domestic and external demand. Risk appetites were also dampened by the European Central Bank's (ECB's) cut in its Eurozone economic and inflation outlook and the downgrade of Brazil's debt to below investment grade. However, global equities rebounded in October 2015, as increasing signs of extended monetary policy accommodation by major central banks supported risk assets. In Europe, ECB President Mario Draghi indicated that the ECB's asset purchases would continue until the central bank sees an increase in the inflation outlook. A day later, the People's Bank of China cut its one-year deposit rate and reserve requirement ratio after Chinese economic growth slowed in the third quarter of 2015 to a six-year low. While Chinese economic data remained sluggish, it was generally better than feared and helped to quell concerns about a hard landing, or recession. On the U.S. political front, Congress and the White House reached a tentative debt-ceiling deal, helping to alleviate worries of a replay of the 2011 debt-ceiling crisis.

A major factor impacting returns for U.S. investors in international equities during the annual period was the surging U.S. dollar against most currencies, as the U.S. dollar was supported by diverging monetary policy and economic performance. For the annual period as a whole, emerging market equities overall underperformed their developed market counterparts, and U.S. stocks generally outperformed non-U.S. stocks. Within the U.S. equity market, large-cap stocks mostly outperformed mid- and small-cap stocks. Growth stocks significantly outpaced value stocks across the capitalization spectrum.

On the following pages, you will find financial statements and portfolio information for the Focused Dividend Strategy II Portfolio for the period ended October 31, 2015.

Thank you for being a part of the SunAmerica Series Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy II Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

EXPENSE EXAMPLE — October 31, 2015 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the Focused Dividend Strategy II Portfolio (the "Portfolio"), a series of SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Portfolio expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 2, 2015@ and held until October 31, 2015.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended October 31, 2015" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Period Ended October 31, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended October 31, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended October 31, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Period Ended October 31, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended October 31, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolio's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended October 31, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolio's Prospectus, and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

@  See Note 1

EXPENSE EXAMPLE — October 31, 2015 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At July 2, 2015@	Ending Account Value Using Actual Return at October 31, 2015	Expenses Paid During the Period Ended October 31, 2015*	Beginning Account Value At July 2, 2015@	Ending Account Value Using a Hypothetical 5% Annual Return at October 31, 2015*	Expenses Paid During the Period Ended October 31, 2015*	Annualized Expense Ratio*
Focused Dividend Strategy II#	$1,000.00	$995.12	$4.17	$1,000.00	$1,018.90	$6.36	1.25%

@  Commencement of Operations.

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 122 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, small account fees, and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended October 31, 2015" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended October 31, 2015" and the "Annualized Expense Ratio" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — October 31, 2015

Focused Dividend Strategy II Portfolio
ASSETS:
Total Investments at value (unaffiliated)*	$970,611
Cash	48,370
Receivable for:
Dividends and interest	1,190
Due from investment adviser for expense reimbursements/fee waivers	35,174
Due from distributor for expense reimbursement/fee waiver	289
Deferred Offering Costs	11,195
Total assets	1,066,829
LIABILITIES:
Payable for:
Investment advisory and management fees	496
Distribution and account maintenance fees	289
Transfer agent fees and expenses	481
Directors' fees and expenses	3
Other accrued expenses	70,333
Total liabilities	71,602
Net Assets	995,227
*Cost
Investments (unaffiliated)	$980,631

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — October 31, 2015 — (continued)

Focused Dividend Strategy II Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$8
Paid-in capital	1,005,308
1,005,316
Accumulated undistributed net investment income (loss)	584
Accumulated undistributed net realized gain (loss) on investments	(653)
Unrealized appreciation (depreciation) on investments	(10,020)
Net Assets	$995,227
Class A:
Net assets	$995,227
Shares outstanding	83,835
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.87
Maximum sales charge (5.75% of offering price)	$0.72
Maximum offering price to public	$12.59

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the period ended October 31, 2015@

Focused Dividend Strategy II Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,926
Interest (unaffiliated)	1
Total investment income*	9,927
Expenses:
Investment advisory and management fees	1,933
Distribution and account maintenance fees:
Class A	1,127
Transfer agent fees and expenses:
Class A	2,659
Custodian and accounting fees	8,333
Reports to shareholders	19,527
Audit and tax fees	45,436
Legal fees	13,097
Directors' fees and expenses	11
Deferred offering costs	5,621
Other expenses	7,393
Total expenses before fee waivers, expense reimbursements and expense recoupments	105,137
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3)	(101,110)
Net expenses	4,027
Net investment income (loss)	5,900
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(653)
Net realized gain (loss) on investments	(653)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(10,020)
Net unrealized gain (loss) on investments	(10,020)
Net realized and unrealized gain (loss) on investments	(10,673)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,773)
*Net of foreign withholding taxes on interest and dividends of	$39

@ For the period July 2, 2015 (commencement of operations) to October 31, 2015.

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Focused Dividend Strategy II Portfolio
For the period ended October 31, 2015*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$5,900
Net realized gain (loss) on investments	(653)
Net unrealized gain (loss) on investments	(10,020)
Net increase (decrease) in net assets resulting from operations	(4,773)
Distributions to shareholders from:
Net investment income (Class A)	(5,497)
Total distributions to shareholders	(5,497)
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,005,497
Total increase (decrease) in net assets	995,227
NET ASSETS:
Beginning of period	—
End of period†	$995,227
†Includes accumulated undistributed net investment income (loss)	$584

* For the period July 2, 2015 (commencement of operations) to October 31, 2015.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value, begin- ning of period	Net investment income(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000's)	Ratio of expenses to average net assets(3)(4)	Ratio of net investment income to average net assets(3)(4)	Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY II PORTFOLIO
Class A
07/02/15@-10/31/15	$12.00	$0.07	$(0.13)	$(0.06)	$(0.07)	$—	$(0.07)	$11.87	(0.49)%	$995	1.25%	1.83%	4%

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

10/31/15(3)
Focused Dividend Strategy II Class A	31.39%

@  Commencement of Operations

See Notes to Financial Statements

Focused Dividend Strategy II Portfolio

PORTFOLIO PROFILE — October 31, 2015 — (unaudited)

Industry Allocation*
Tobacco	7.6%
Medical-Drugs	6.4
Oil Companies-Integrated	6.4
Commercial Services-Finance	4.1
Aerospace/Defense	4.0
Retail-Restaurants	3.8
Electronic Components-Semiconductors	3.7
Diversified Manufacturing Operations	3.6
Beverages-Non-alcoholic	3.5
Advertising Agencies	3.5
Retail-Computer Equipment	3.4
Telephone-Integrated	3.3
Office Automation & Equipment	3.3
Quarrying	3.2
Printing-Commercial	3.2
Cosmetics & Toiletries	3.1
Enterprise Software/Service	3.1
Oil-Field Services	3.1
Chemicals-Diversified	3.0
Containers-Metal/Glass	3.0
Retail-Apparel/Shoe	2.9
Machinery-Construction & Mining	2.8
Electric Products-Misc.	2.8
Computer Services	2.8
Oil & Gas Drilling	2.7
Electronic Components-Misc.	2.6
Oil Field Machinery & Equipment	2.6
97.5%

* Calculated as a percentage of net assets

Focused Dividend Strategy II Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS—97.5%
Advertising Agencies—3.5%
Omnicom Group, Inc.	466	$34,913
Aerospace/Defense—4.0%
Raytheon Co.	339	39,798
Beverages-Non-alcoholic—3.5%
Coca-Cola Co.	826	34,981
Chemicals-Diversified—3.0%
LyondellBasell Industries NV, Class A	323	30,010
Commercial Services-Finance—4.1%
H&R Block, Inc.	1,096	40,837
Computer Services—2.8%
International Business Machines Corp.	198	27,736
Containers-Metal/Glass—3.0%
Greif, Inc., Class A	905	29,666
Cosmetics & Toiletries—3.1%
Procter & Gamble Co.	410	31,316
Diversified Manufacturing Operations—3.6%
General Electric Co.	1,224	35,398
Electric Products-Misc.—2.8%
Emerson Electric Co.	589	27,818
Electronic Components-Misc.—2.6%
Garmin, Ltd.	742	26,319
Electronic Components- Semiconductors—3.7%
Intel Corp.	1,081	36,603
Enterprise Software/Service—3.1%
CA, Inc.	1,105	30,619
Machinery-Construction & Mining—2.8%
Caterpillar, Inc.	389	28,393
Medical-Drugs—6.4%
Merck & Co., Inc.	565	30,883
Pfizer, Inc.	967	32,704
		63,587
Office Automation & Equipment—3.3%
Pitney Bowes, Inc.	1,568	32,379
Oil & Gas Drilling—2.7%
Helmerich & Payne, Inc.	479	26,953
Oil Companies-Integrated—6.4%
Chevron Corp.	340	30,899
Exxon Mobil Corp.	395	32,682
		63,581
Oil Field Machinery & Equipment—2.6%
National Oilwell Varco, Inc.	695	26,160
Oil-Field Services—3.1%
Frank's International NV	1,773	30,425
Printing-Commercial—3.2%
RR Donnelley & Sons Co.	1,872	31,581
Security Description	Shares	Value (Note 2)
Quarrying—3.2%
Compass Minerals International, Inc.	395	$32,090
Retail-Apparel/Shoe—2.9%
Coach, Inc.	928	28,954
Retail-Computer Equipment—3.4%
GameStop Corp., Class A	740	34,092
Retail-Restaurants—3.8%
McDonald's Corp.	340	38,165
Telephone-Integrated—3.3%
Verizon Communications, Inc.	693	32,488
Tobacco—7.6%
Altria Group, Inc.	665	40,212
Philip Morris International, Inc.	402	35,537
		75,749
TOTAL INVESTMENTS (cost $980,631)(1)	97.5%	970,611
Other assets less liabilities	2.5	24,616
NET ASSETS —	100.0%	$995,227

(1) See Note 5 for cost of investments on a tax basis.

Focused Dividend Strategy II Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of October 31, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$970,611	$—	$—	$970,611

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — October 31, 2015

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Fund consists of six separate series, one of which is included in this report; Focused Dividend Strategy II Portfolio (the "Portfolio").

The investment goal of the Portfolio is total return (including capital appreciation and current income). The Portfolio's principal investment strategy is value. The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio is diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: The shares of the Portfolio are not offered for sale as of the date of this shareholder report. The classes within the Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class W.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolio's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolio's assets and liabilities classified in the fair value hierarchy as of October 31, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolio uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter ("OTC") market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from the Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to the Portfolio are allocated among the Portfolio based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to the Portfolio as incurred on a specific identification basis.

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

Dividends from net investment income, if any, are normally paid quarterly for the Portfolio. Capital gain distributions, if any, are paid annually. The Portfolio reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolio records dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

The Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolio is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolio files U.S. federal and certain state income tax returns.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of the Focused Dividend Strategy II Portfolio have been expensed while offering costs were reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of the Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the Portfolio and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by the Portfolio to SunAmerica as full compensation

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

for services and facilities furnished to the Fund, based on the average daily net assets of the Fund: 0.60% on the first $1.5 billion; 0.50% on the next $1.5 billion; and 0.40% in excess of $3 billion.

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolio's business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Percentage
Focused Dividend Strategy II Class A	1.25%

For the period ended October 31, 2015, pursuant to the contractual expense limitations in the above table, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Fund Level Expenses Reimbursed
Focused Dividend Strategy II	$96,324
Portfolio	Class Specific Expenses Reimbursed
Focused Dividend Strategy II Class A	$3,659

For the period ended October 31, 2015, the amount recouped by SunAmerica was as follows:

Portfolio	Class Specific Expenses Reouped
Focused Dividend Strategy II Class A	$—

At October 31, 2015, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

Fund Level Expenses Reimbursed
Portfolio	October 31, 2017
Focused Dividend Strategy II	$96,324
Class Specific Expenses Reimbursed
Portfolio	October 31, 2017
Focused Dividend Strategy II Class A	$3,659

The Fund, on behalf of the Portfolio, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. The Portfolio has adopted a Distribution Plan on behalf of each class of shares of the Portfolio (other than Class W shares of the Portfolio) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan of the Portfolio, the Distributor receives a distribution fee from the Portfolio at an annual rate of 0.10% and .75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. The Plans provide that each class of shares of the Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. For the period ended October 31, 2015, ACS waived fees in the amount of $1,127 for Class A shares of the Portfolio and no fees were earned for the Class C shares since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

The Fund, on behalf of the Portfolio, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended October 31, 2015, there were no fees earned since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

ACS receives sales charges on the Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Portfolio's Class A shares and Class C shares. ACS has advised the Portfolio that for the period ended October 31, 2015, there were no proceeds received from sales since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

The Fund, on behalf of the Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolio's transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolio. The Service Agreement, pursuant to which SAFS receives a fee from the Portfolio to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended October 31, 2015, the Portfolio incurred the following expenses, which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

Portfolio	Expense	Payable At October 31, 2015
Focused Dividend Strategy II Class A	$703	$182

As of the period ended October 31, 2015, SunAmerica owned 100% of the outstanding shares of the Focused Dividend Strategy II.

Note 4.  Purchases and Sales of Investment Securities

During the period ended October 31, 2015, the Portfolio's cost of purchases and proceeds from sale of long-term Investments were $1,019,704 and $38,420, respectively.

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

Note 5.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and non-deductible expenses.

	Distributable Earnings			Tax Distributions
	For the period ended October 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Dividend Strategy II	$913	$—	$(11,002)	$5,497	$—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

For the period ended October 31, 2015, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of non deductible expenses to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Focused Dividend Strategy II	$181	$—	$(181)

For the period October 31, 2015, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, were as follows:

Focused Dividend Strategy II Portfolio
Cost (tax basis)	$981,613
Appreciation	43,754
Depreciation	(54,756)
Net unrealized appreciation(depreciation)	$(11,002)

Note 6.  Capital Share Transactions

	Focused Dividend Strategy II Portfolio
	Class A
	For the period July 2, 2015@ through October 31, 2015
	Shares	Amount
Shares sold	83,333	$1,000,000
Reinvested dividends	502	5,497
Shares redeemed	—	—
Net increase (decrease)	83,835	$1,005,497

@ Commencement of operations

Note 7.  Line of Credit

The Fund, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero)

NOTES TO FINANCIAL STATEMENTS — October 31, 2015 — (continued)

plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended October 31, 2015, the Portfolio had no borrowings.

Note 8.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolio is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2015, the Portfolio did not participate in this program.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Series, Inc. and Shareholders of SunAmerica Focused Dividend Strategy II:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Dividend Strategy II Portfolio (one of the six portfolios of SunAmerica Series, Inc., the "Fund") at October 31, 2015, the results of its operations, the changes in its net asset, and the financial highlights for the period July 2, 2015 (Inception) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, provides a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
December 28, 2015

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited)

Approval of the Investment Advisory and Management Agreement

The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Series, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the Focused Dividend Strategy II Portfolio (the "Dividend Strategy II Portfolio" or "Portfolio"), and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2016 at an in-person meeting held on June 2, 2015 (the "Meeting").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica provided, materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included, among other things: (a) a summary of the services provided to the Dividend Strategy II Portfolio by SunAmerica and its affiliates; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, on fees and expenses of the Dividend Strategy II Portfolio, along with fee and performance data with respect to any other mutual funds or other accounts advised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides to the Dividend Strategy II Portfolio; (f) information about SunAmerica's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates that are involved in the investment management, administration, compliance and risk management activities with respect to the Dividend Strategy II Portfolio, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica

The Board, including the Independent Directors, considered the nature, extent and quality of services to be provided by SunAmerica. The Board noted that the services would include acting as investment manager and adviser to the Dividend Strategy II Portfolio, managing the daily business affairs of the Portfolio, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, bookkeeping, accounting, legal, compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or directors of the Corporation without compensation. The Board also noted that SunAmerica would be responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services to be provided by SunAmerica, the Board considered the quality of the administrative and other services to be provided by SunAmerica to the Portfolio pursuant to the Advisory Agreement.

In connection with the services to be provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they would be adequate to meet the needs of the Portfolio. The Board also reviewed the personnel that would be responsible for providing advisory services to the Portfolio and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on its

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica would exhibit a high level of diligence and attention to detail in carrying out its advisory and other responsibilities; and (iii) SunAmerica would keep the Board apprised of developments relating to the Portfolio and the industry in general.

The Board also considered SunAmerica's reputation and considered the benefit to shareholders of investing in a fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2015, SunAmerica managed, advised and/or administered approximately $74.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to a culture of compliance generally. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Portfolio.

Investment Performance

The Board noted that, as of the date of the Meeting, the Portfolio had not yet commenced operations. The Board considered the performance of certain other funds managed by SunAmerica that utilize rules-based strategies, and noted in particular that the Focused Dividend Strategy Portfolio, a rules-based fund with a substantially similar strategy to the Dividend Strategy II Portfolio had performed well over the past 1-, 3- and 5-year periods ended March 31, 2015. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

Consideration of the Management Fee and the Cost of the Services and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Portfolio

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Portfolio to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Portfolio.

To assist in analyzing the reasonableness of the management fee for the Portfolio, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Portfolio's Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) total operating expenses. In considering the Portfolio's projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Portfolio. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements anticipated to be made by SunAmerica with respect to the Portfolio are only reflected in the total expenses category of the Lipper report, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper report. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Portfolio and compared its net expense ratio to

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica would be providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds managed by SunAmerica, for which it serves as investment adviser or a subadviser, with similar investment strategies to the Portfolio, and reviewed any relevant distinctions or differences with respect to such other mutual funds. In particular, the Board noted that although the Portfolio had not yet commenced operations, the Portfolio's estimated actual management fees were equal to the median of its Peer Group and below the median of its Peer Universe. The Board also considered that the Portfolio's estimated actual total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board then noted the management fees to be paid by the Portfolio were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

Profitability

The Board noted that it did not consider information regarding the profitability of SunAmerica or its affiliates with respect to the Dividend Strategy II Portfolio because it had not yet commenced operations and the Advisory Agreement was not yet in effect.

The Board noted that it had reviewed financial statements and/or other financial reports from SunAmerica and considered whether SunAmerica had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Dividend Strategy II Portfolio.

The Board concluded that SunAmerica had the resources necessary to perform its obligations under the Advisory Agreement, and to provide the Dividend Strategy II Portfolio with high quality services that the Board expects. The Board also concluded that the advisory fee was reasonable in light of the factors discussed above.

Economies of Scale

The Board did not review specific information regarding whether shareholders would benefit from economies of scale with respect to the Dividend Strategy II Portfolio as it had not yet commenced operations. However, the Board did consider that as a result of being part of the SunAmerica fund complex, the Dividend Strategy II Portfolio will share common resources and may share certain expenses, and if the size of the complex increases, the Dividend Strategy II Portfolio could incur lower expenses than it otherwise would achieve as a standalone entity. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of certain classes of the Portfolio, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Portfolio's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

Other Factors

In consideration of the Advisory Agreement and the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica would be responsible for decisions to buy

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

and sell securities for the Portfolio, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered the potential benefits that SunAmerica may derive from soft dollar arrangements, as applicable, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement for a one-year period ending June 30, 2016. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement and were fair and reasonable and in the best interests of the Portfolio and its shareholders. In arriving at a decision to approve the Advisory Agreement the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

SunAmerica Series, Inc.

DIRECTOR AND OFFICER INFORMATION — October 31, 2015 — (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Disinterested Directors
Dr. Judith L. Craven Age: 70	Director	2001-present	Retired.	77	Director, Sysco Corp. (1996 to present); Director, Luby's, Inc. (1998 to present).
William F. Devin Age: 77	Director	2001-present	Retired.	77	None
Richard W. Grant Age: 70	Director Chairman of the Board	2011-present	Retired. Prior to that, Attorney and partner at Morgan Lewis & Bockius LLP (1989 to 2011).	28	None
Stephen J. Gutman Age: 72	Director	1986-present	Senior Vice President and Associate Broker, The Corcoran Group (real estate) (2002 to present); President and Member of Managing Directors, Beau Brummel Soho LLC (licensing of menswear specialty retailing and other activities) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	28	None
William J. Shea Age: 67	Director	2004-present	Executive Chairman, Lucid, Inc. (medical devices) (2007 to present); Managing Director, DLB Capital, LLC (private equity) (2006 to 2007).	28	Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoulas Supermarkets (1999 to present).
Interested Director
Peter A. Harbeck(3) Age: 61	Director	1995-present	President, CEO and Director, SunAmerica (1995 to present); Director, AIG Capital Services, Inc. ("ACS") (1993 to present) Chairman, Advisor Group, Inc. (2004 to present).	137	None

SunAmerica Series, Inc.

DIRECTOR AND OFFICER INFORMATION — October 31, 2015 — (unaudited) (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Officers
John T. Genoy Age: 47	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A
Gregory R. Kingston Age: 49	Treasurer	2014-present	Vice President, SunAmerica (2001 to present); Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A
Gregory N. Bressler Age: 49	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A
James Nichols Age: 49	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A
Kara Murphy Age: 42	Vice President	2014-present	Director of Research, SunAmerica (2007 to 2013); Chief Investment Officer, SunAmerica (2013 to present).	N/A	N/A
Katherine Stoner Age: 59	Chief Compliance Officer	2011-present

Vice President, SunAmerica (2011 to present). Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006 to present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to present); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).

				N/A	N/A

SunAmerica Series, Inc.

DIRECTOR AND OFFICER INFORMATION — October 31, 2015 — (unaudited) (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Donna McManus Age: 54	Vice President and Assistant Treasurer	2014-present	Managing Director, BNY Mellon (2009 to 2014); Vice President, SunAmerica (2014 to present).	N/A	N/A
Shawn Parry Age: 43	Vice President and Assistant Treasurer	2014-present	Assistant Vice President, SunAmerica (2005 to 2014); Vice President, SunAmerica (2014 to present).	N/A	N/A
Kathleen D. Fuentes Age: 46	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A
Matthew J. Hackethal Age: 43	Anti-Money Laundering Compliance Officer	2006-present	Chief Compliance Officer, SunAmerica (2006 to present).	N/A	N/A

*  The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1)  The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (6 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (20 portfolios) and SunAmerica Specialty Series (7 funds).

(2)  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.

(4)  Directors serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

SunAmerica Series, Inc.

SHAREHOLDER TAX INFORMATION — (unaudited)

Certain tax information regarding the Portfolio is required to be provided to shareholders based upon the Portfolio's income and distributions for the taxable year ended October 31, 2015. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2016.

Portfolio	Net Long-Term Capital Gains
Focused Dividend Strategy II	$—

For the period ended October 31, 2015, the percentage of the dividends paid from ordinary income for the following portfolios qualified for the 70% dividends received deductions for corporations.

Portfolio	Percentage
Focused Dividend Strategy II	100%

For the year ended October 31, 2015, certain dividends paid by the Portfolio may be subject to a maximun tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Portfolio	Amount
Focused Dividend Strategy II	$5,497

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Kara Murphy, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FD2ANN - 10/15

Item 2.       Code of Ethics

SunAmerica Series, Inc. (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2015, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.       Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(a) Audit Fees	$0	$14,364
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$6,477
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$17,640

(e)          (1)         The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non- audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)          The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2014 and 2015 were $0 and $123,072 respectively.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.  Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12. Exhibits.

(a)         (1)         Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2)         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)         Not applicable.

(b)         Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: January 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: January 8, 2016